Other financial assets - Text details (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contractual obligations [Abstract]
Contractual capital commitments	€ 83	€ 83	€ 90
Current financial assets [Abstract]
Current financial assets	2	2	101
Changes in current financial assets		€ (99)
Combined Lumileds and Automotive Lighting businesses [Member] | Financial assets available-for-sale, category [Member]
Available-for-sale financial assets [Abstract]
Proportion of ownership interest in associate		19.10%
Financial assets available-for-sale	243	€ 243
Value adjustment	(49)
TPV Technology Limited [Member]
Current financial assets [Abstract]
Current financial assets	€ 90	90		€ 121
Changes in current financial assets		€ (90)